SHARE-BASED COMPENSATION (Option Activity) (Details)	6 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares
Number of options
Outstanding at the beginning of the year | shares	2,773,171
Granted | shares	110,927	[1]
Exercised | shares
Cancelled | shares	(259,279)
Outstanding at the end of the year | shares	2,624,819
Vested and expected to vest | shares	2,618,221
Weighted average of exercise price
Outstanding at the beginning of the year | $ / shares	$ 4.01
Granted | $ / shares	2.8
Exercised | $ / shares
Forfeited | $ / shares	4.81
Outstanding at the end of the year | $ / shares	3.88
Vested and expected to vest | $ / shares	$ 3.88
Aggregate intrinsic value
Outstanding | $		[2]
Vested and expected to vest | $		[2]

[1]	Includes 75,000 options granted to certain officers.
[2]	The aforementioned options are out of the money.